Fair Value Disclosures - Change in Balance Sheet Carrying Value of Level 3 Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 0.7
Purchases	0.0
Sales	0.0
Transfers out	(0.7)
Balance, end of period	0.0	$ 0.7
Fixed maturity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	0.7	0.9
Purchases		7.7
Sales		(0.1)
Transfers out		(7.8)
Balance, end of period		0.7
Asset-backed | Fixed maturity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	0.7	0.0
Purchases	0.0	7.7
Sales	0.0	0.0
Transfers out	(0.7)	(7.0)
Balance, end of period	0.0	0.7
U.S. corporate | Fixed maturity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 0.0	0.9
Purchases		0.0
Sales		(0.1)
Transfers out		(0.8)
Balance, end of period		$ 0.0